Acquisition of patents	9 Months Ended	12 Months Ended
	Feb. 28, 2015	May 31, 2014
Acquisition of patents

Note 10—Acquisition of patents

As discussed in Note 9 above, the Company consummated an asset purchase on October 16, 2012 and paid $3,500,000 for certain assets, including intellectual property, certain related licenses and sublicenses, FDA filings and various forms of the PRO 140 drug substance. The Company followed the guidance in Financial Accounting Standards Board Topic 805 to determine if the Company acquired a business. Based on the prescribed accounting, the Company acquired assets and not a business. As of February 28, 2015, the Company has recorded $3,500,000 of intangible assets in the form of patents. The Company estimates the patents have a remaining life of approximately eight years; however, it continues to explore ongoing opportunities to prolong the patent protection period.

As of the date of this filing, management cannot reasonably estimate the likelihood of paying the milestone payments and royalties described in Note 9 and, accordingly, as of February 28, 2015, the Company has not accrued any liabilities related to these contingent payments, as more fully described above in Note 9.

The following presents intangible assets activity:

	February 28, 2015	May 31, 2014
Gross carrying amounts	$3,500,000	$3,500,000
Accumulated amortization	(831,250)	(568,750)

Total amortizable intangible assets, net	2,668,750	2,931,250
Patents currently not amortized	35,989	35,989

Carrying value of intangibles, net	$2,704,739	$2,967,239

Amortization expense related to patents was $87,500 and 262,500 for the three and nine month periods ended February 28, 2015 and 2014, respectively. The estimated aggregate future amortization expense related to the Company’s intangible assets with finite lives is estimated at approximately $350,000 per year for the next seven years and approximately $219,000 during the last year of their life.

Note 12 – Acquisition of patents

As discussed in Note 11 above, the Company consummated an asset purchase on October 16, 2012 and paid $3,500,000 for certain assets, including intellectual property, certain related licenses and sublicenses, FDA filings and various forms of the PRO 140 drug product. The Company followed the guidance in Financial Accounting Standards topic 805 to determine if the Company acquired a business. Based on the prescribed accounting, the Company acquired assets and not a business. As of May 31, 2014, the Company has recorded $3,500,000 of intangible assets in the form of patents. The Company estimates the patents have an estimated life of ten years.

As of the date of this filing, management cannot reasonably estimate the likelihood of paying the milestone payments and royalties described in Note 11 and, accordingly, as of May 31, 2014, the Company has not accrued any liabilities related to these contingent payments, as more fully described above in Note 11.

The following presents intangible assets activity:

	May 31, 2014	May 31, 2013
Gross carrying amounts	$3,500,000	$3,500,000
Accumulated amortization	(568,750)	(218,750)

Total amortizable intangible assets, net	2,931,250	3,281,250
Patents currently not amortized	35,989	35,989

Carrying value of intangibles, net	$2,967,239	$3,317,239

Amortization expense related to intangible patents was approximately $350,000 and $219,000 for the year ended May 31, 2014 and May 31, 2013, respectively. The estimated aggregate future amortization expense related to the Company’s intangible assets with finite lives is estimated at approximately $350,000 per year for the next five years.